Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2017
Critical accounting estimates and judgments
Critical accounting estimates and judgments

4Critical accounting estimates and judgments

Based on assumptions, NEXA and its subsidiaries makes estimates concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing material adjustments to the carrying amounts of assets and liabilities within the next financial year are described in the respective note.